PRODUCTION PREPAYMENT	6 Months Ended
Jun. 30, 2018
PRODUCTION PREPAYMENT
PRODUCTION PREPAYMENT

NOTE 11 — PRODUCTION PREPAYMENT

On 31 July 2017, the Company entered into an agreement with the Company’s oil purchaser, to provide a revenue advance to the Company of $30 million to be repaid through delivery of the Company’s oil production through full repayment of the $30 million.  The advance bore interest with a rate of 10% per annum.  The Company repaid the outstanding balance in full in April 2018.